Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 10.9	£ 9.8	£ 9.3
Amounts paid under LTIPs	0.0	0.0	0.4
Total directors expense in accordance with companies act 2006	10.9	9.8	9.7
Director | Share Value Plan and Deferred Share Value Plan
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 1.8	£ 1.5	£ 2.3